Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ (1,115,977)	$ 1,218,714	$ 3,475,961
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	431,921	388,002	269,817
Deferred tax assets	(70,346)
Accounts receivable provision	224,534	36,972
Advance to suppliers impairment provision	111,882
Inventory impairment (reversal)/provision	295,907	81,621	(31,668)
Imputed interest expenses		17,755	27,121
Right of use lease assets amortization	689,922	514,691	523,774
Changes in operating assets and liabilities:
Accounts receivable	(6,261,153)	3,395,976	(8,549,354)
Accounts receivable, related parties	(1,333,255)
Inventory	(2,297,437)	(1,091,117)	(2,656,056)
Advances to suppliers	(6,947,539)	(1,250,467)	1,227,244
Prepaid expenses		(25,000)	469,085
Other receivables	(19,561)	(79,876)	(41,239)
Loan receivable		163,821	(172,388)
Accounts payable	2,644,525	1,085,320	661,080
Accrued expenses and other current liabilities	(2,498,165)	2,361,121	164,303
Advances from customers	284,372	(334,225)	215,483
Tax payable	(16,269)	246,425	265,702
Net cash (used in) provided by operating activities	(15,876,639)	6,729,734	(4,151,135)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(517,813)	(684,210)	(694,813)
Purchases of intangible assets	(37,082)	(25,689)
Long-term investment	(416,916)
Fixed deposit		(3,869,565)
Advance for potential long-term warehouse lease		(1,000,000)
Advance for potential land purchase		4,201,354	(4,201,354)
Net cash used in investing activities	(971,811)	(1,378,110)	(4,896,167)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	1,310,576	4,236,750	8,381,681
Repayments on short-term borrowings	(309,032)	(10,231,750)	(7,450,134)
Proceeds from related parties	11,725,864	16,968,314	24,015,431
Repayments to related parties	(10,410,643)	(15,064,679)	(23,930,302)
Proceeds from IPO			10,080,231
Proceeds from private placement	8,000,000
Proceeds from long-term loan	3,846,742	6,729,469	1,235,004
Repayments on long-term loan	(1,782,400)	(9,075,497)	(1,012,044)
Net cash provided by (used in) financing activities	12,381,107	(6,437,393)	11,319,867
Effect of exchange rate changes on cash	(86,282)	(103,044)	(380,011)
Net (decrease) increase in cash and cash equivalents	(4,553,625)	(1,188,813)	1,892,554
Cash and cash equivalents at the beginning of year	5,878,434	7,067,247	5,174,693
Cash and cash equivalents at the end of year	1,324,809	5,878,434	7,067,247
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	532,605	5,877,372	7,032,519
Restricted cash	792,204	1,062	34,728
Cash and cash equivalents at the end of year	1,324,809	5,878,434	7,067,247
Supplemental disclosures of cash flows information:
Cash paid for income taxes	178,694		123,608
Cash paid for interest	148,335	410,922	831,755
Supplemental disclosures of non-cash information:
Deferred IPO cost netted against IPO proceeds in equity			$ 495,319